SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Additions/ (Deductions)	Write-offs	Foreign Currency and Other	Balance at End of Period
Allowance For Credit Losses (1) (2)
2024
–Current	$431	$(11)	$(146)	$(20)	$254
–Noncurrent	$27	$(7)	$0	$(1)	$19
2023
–Current	$467	$13	$(97)	$48	$431
–Noncurrent	$28	$(2)	$—	$0	$27
2022
–Current	$418	$59	$(55)	$45	$467
–Noncurrent	$25	$6	$0	$(2)	$28
Allowance For Inventory Losses
2024	$658	$122	$(199)	$(4)	$577
2023	$631	$201	$(183)	$9	$658
2022	$633	$162	$(148)	$(15)	$631
Revenue Based Provisions
2024	$480	$348	$(480)	$(51)	$298
2023	$424	$500	$(456)	$12	$480
2022	$435	$620	$(629)	$(2)	$424

(1) The majority of the write-offs during the period related to receivables which had been previously reserved.
(2) Other includes reserves related to discontinued operations.

Additions/(Deductions) to the allowances represent changes in estimates of unrecoverable amounts in receivables and inventory and are recorded to expense and cost accounts, respectively. Amounts are written-off when they are deemed unrecoverable by the company. Additions/(Deductions) to Revenue Based Provisions represent changes in estimated reductions to revenue, primarily as a result of revenue-related programs, including customer and business partner rebates. Write-offs for Revenue Based Provisions represent reductions in the provision due to amounts remitted to customers and business partners.